14. Cash Flow Information (Details) - AUD ($)	12 Months Ended
	Jun. 30, 2018	Jun. 30, 2017	Jun. 30, 2016
Cash Flow Information Details Abstract
(Loss)/profit for the year after tax	$ (202,114)	$ (4,550,604)	$ (2,328,545)
Non cash flows in profit/(loss)
Depreciation of plant and equipment – continued operations	1,898	487	175
Share of net loss/(profit) of associate	0	38,174	110,007
Provision for employee benefits	0	(2,826)	9,094
Other non cash adjustments	0	4,436	0
Impairment of associate	0	3,608,038	0
Net cash (used in) operating activities before change in assets and liabilities	(200,216)	(902,295)	(2,209,269)
Change in assets and liabilities
Decrease in receivables	0	1,091	75,730
(Increase)/decrease in other assets	6,471	(4,691)	36,022
(Increase) in creditors and accruals	(377)	(87,870)	(325,926)
Foreign currency adjustments	4,263	15,041	345,810
Total change in assets and liabilities	10,357	(76,429)	131,636
Cash (used in) operations	$ (189,859)	$ (978,724)	$ (2,077,633)